SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 126,380	$ 113,328	$ 88,578
Expenses	109,972	98,611	79,240
Segment operating income (loss)	16,408	14,717	9,338
Depreciation and amortization	7,444	5,040	4,566
Software Services [Member]
Total revenues	65,410	58,137	46,262
Expenses	50,497	44,086	36,556
Segment operating income (loss)	14,913	14,051	9,706
Depreciation and amortization	5,937	3,837	3,610
IT Professional Services [Member]
Total revenues	60,970	55,191	42,316
Expenses	55,456	50,468	39,249
Segment operating income (loss)	5,514	4,723	3,067
Depreciation and amortization	1,182	853	615
Unallocated Expense [Member]
Total revenues	0	0	0
Expenses	4,019	4,057	3,435
Segment operating income (loss)	(4,019)	(4,057)	(3,435)
Depreciation and amortization	$ 344	$ 350	$ 341